Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables
12.
Trade and other payables

	As at	As at
	December 31, 2024	December 31, 2023
Trade payables and accrued expenses	430,585	450,638
Personnel accrued expenses	170,621	187,522
Dividend payable	37,984	33,776
	639,190	671,936

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 25.